Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Managers

The vessels owned and the vessels sold and leased back by the Company receive management services from the pursuant to ship management agreements between each of the subsidiaries and the Managers.

Each of the Company’s subsidiaries pays, as per its management agreement with the Managers, a monthly management fee of $19 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $400 per day (not expressed in thousands) for superintendent attendance and other direct expenses.

The Company also pays Managers a fee equal to 1.25% of the gross freight or hire from the employment of the Company’s vessels. In addition, the Company pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by the Company with the assistance of the Managers. On February 18, 2014 the Company sold the M/V Free Knight, a 1998-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. In this respect, the Company paid the Managers $36 relating to the sale of the M/V Free Knight during the year ended December 31, 2014.

On September 16, 2014, the Company sold the M/V Free Jupiter a 2002-built, 47,777 dwt Handymax dry bulk carrier for a gross sale price of $12,250 and subsequently entered into a long term bareboat charter with the vessel’s new owners. In this respect, the Company paid the Managers $122 relating to the sale of the M/V Free Jupiter during the year ended December 31, 2014.The vessel has been renamed to Nemorino and chartered by the Company for seven years at a rate of $5,325 per day on bareboat charter terms typical for this type of transaction which grant the Company the full commercial utilization of the vessel against payment of the charter rate to its owners. On September 9, 2015, a settlement agreement was executed by the Company and the owners of M/V Nemorino with regards to disputes that arose in connection with the bareboat charter dated September 11, 2014. According to the terms of the settlement agreement, both the Company and the owners of M/V Nemorino released each other from any claim, discontinued the arbitration proceedings and agreed that the Company is entitled to receive, upon sale of the M/V Nemorino by its owners to a buyer acting in cooperation or associated with the Company, 20% of any net sale proceeds above $7,000, such milestone amount to be reduced by any net profits resulting from any operations of the vessel prior to a sale.

On September 24, 2014, the Company sold the M/V Free Impala, a 1997-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. Substantially all the proceeds have been used to reduce outstanding indebtedness with NBG, which had a mortgage on the vessel. In this respect, the Company paid the Managers $36 relating to the sale of the M/V Free Impala during the year ended December 31, 2014.

On September 26, 2016, the Company sold to unrelated third parties the M/V Free Maverick, a 1998-built, 23,994 dwt Handysize dry bulk carrier for a gross sale price of $1,925. As a result of the sale the Company recognized a loss of $277 (Note 5). In this respect, the Company paid the Managers $19 relating to the sale of the M/V Free Maverick during the year ended December 31, 2016.

In addition, the Company has incurred commission expenses relating to its commercial agreement with the Managers amounting to $35, and $36 for the year ended December 31, 2016, 2015 and 2014, respectively, included in “Commissions” in the accompanying consolidated statements of operations.

On May 20, 2015, the M/V Free Hero, 1995-built, 24,318 dwt Handysize dry bulk carrier and the M/V Free Goddess, 1995-built, 22,051 dwt Handysize dry bulk carrier, were sold for a gross sale price of $5,500 each, and the Company’s subsidiaries have entered into long-term bareboat agreements for such vessels with purchase options at a daily hire rate of $1,100 per vessel. The vessels have been renamed to Fiorello and Figaro , respectively.

On June 15, 2016, the bareboat hire agreement in connection with the M/V Fiorello was terminated. Subsequent to the termination of the hire, the vessel was sold for a gross sale price of $1,490 with the sale proceeds being applied towards obligations to the Bareboat Owners of the vessel and trade creditors (Note 6).

On March 14, 2016, the Company, pursuant to the unanimous written consent of the Board of Directors, issued 10 common shares to Free Bulkers S.A., one of the Managers, for settling $250, part of unpaid amount due in connection with services provided to the Company by Free Bulkers. The common shares issued were valued at the consolidated closing bid price of the common stock at the day of the issuance.

The Company also pays, as per its services agreement with the Managers, a monthly fee of $136 up to May 31, 2017 and $50 commencing on June 1, 2017 (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of December 31, 2016, would be approximately $59,959.

Fees and expenses charged by the Managers are included in the Company’s consolidated financial statements in “Management and other fees to a related party,” “General and administrative expenses,” “Operating expenses,” and “Gain on sale of vessel”. The total amounts charged for the year ended December 31, 2016, 2015, and 2014 amounted to $2,344 ($702 of management fees, $1,635 of services fees, $0 of superintendent fees and $7 for other expenses), $2,800 ($1,070 of management fees, $1,635 of services fees, $88 of superintendent fees and $7 for other expenses) and $3,528 ($1,605 of management fees, $1,650 of services fees, $265 of superintendent fees and $8 for other expenses), respectively.

The balance due from the Managers as of December 31, 2016 and December 31, 2015 was $nil. The amount paid to the Manager for office space during the year ended December 31, 2016, 2015 and 2014 was $139, $140 and $148, respectively, and is included in “General and administrative expenses” in the consolidated statements of operations. The balance due to the Managers as December 31, 2016 and December 31, 2015 was $2,107 and $713, respectively, and is included in the “Management and other fees to a related party” in the consolidated statements of operations.

Other Related Parties

The Company, through the Manager uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the years ended December 31, 2016, 2015 and 2014, such ship-brokering firm charged the Company commissions of $nil, $ nil and $6, respectively, which are included in “Commissions” in the accompanying consolidated statements of operations.